                                                              SEMI-ANNUAL REPORT

                                                     Green Century Balanced Fund
                                                       Green Century Equity Fund
                                                                January 31, 2001

[LOGO OF GREEN CENTURY FUNDS]

     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:

The year 2001 marks ten years since the Green Century Funds were founded by a partnership of environmental advocacy groups. Throughout these years, the Funds' mission has been to attain solid financial returns for environmentally conscious investors and to foster greater corporate accountability. This approach has produced an environmental and financial track record of which we are proud, despite the inevitable fluctuations in performance that accompany investment in the financial markets. We are pleased others agree, as evidenced by an increase of more than 40% in the number of shareholders in the Funds over the six-month period ended January 31, 2001. Following is our report to the Funds' many new investors and our long-term shareholders on our progress toward our goals.
The past six months have been a difficult time for many investors. In recent months, a drop in the value of many information and other technology stocks resulted in a volatile period for the stock market overall. The Standard and Poor's 500 Index (the "S&P 500 Index(R)"/1/), for the six-month and one-year periods ended January 31, 2001, fell 3.98% and 0.90%, respectively. During periods when many investors saw the value of their portfolios decline and some lost confidence in the market, the Green Century Balanced Fund nonetheless had positive returns and outperformed many of its peers. The Green Century Equity Fund however underperformed the S&P 500(R) Index. More complete information on the performance of both Funds is offered in the charts and the discussion below.*
Discouraging news did not come only from the financial markets. Oil spills off the coast of France, a severe energy shortage in California and stepped-up efforts by the oil industry and the new administration to open the Arctic National Wildlife Refuge to oil drilling have heightened concern for our planet's well-being. At the Green Century Funds, our faith in the importance of environmentally responsible investing is reinforced by these events. Energy shortages and the damage that the petroleum industry can cause reinforce our commitment to companies that develop renewable energy. We believe that these businesses could reshape how power is produced and that these companies have the potential to be strong long-term performers for the Funds' shareholders.

The Green Century Balanced Fund invests primarily in the stocks and bonds of select companies that have clean environmental records. The Balanced Fund's portfolio manager, Jack Robinson, also seeks out innovative companies that may contribute to a safer, cleaner, and more sustainable environment. For example, the Fund's holdings include shares in AstroPower,/2/ a producer of photovoltaic

* The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The favorable performance of the Green Century Balanced Fund was achieved during unusual market conditions. A fund's performance, especially for short time periods, should not be the sole factor in making an investment decision. Fund prices change daily and performance may change significantly during periods of market volatility. To obtain current Fund prices and performance information, call 1-800-93-GREEN.

solar cells for residential, commercial, and industrial users. The Balanced Fund also invests in companies that have minimized their adverse impact on the environment and those companies that are "best in their class," setting standards for environmental protection in their industries.

The Green Century Balanced Fund's six-month, one-year and average annual total returns for the periods ended December 31, 2000, as compared to the returns for the Lipper Balanced Fund Index, /3/ are:*

                                                                        SINCE
                                          SIX     ONE   THREE  FIVE   INCEPTION
                                         MONTHS  YEAR   YEARS  YEARS  (3/18/92)
                                         ------  -----  -----  -----  ---------
Green Century Balanced Fund............. -10.58% 13.24% 21.55% 21.72%   14.00%
Lipper Balanced Fund Index..............   0.64%  2.39%  8.69% 11.80%   11.42%


       For the periods ended January 31,
        2001:
Green Century Balanced Fund.............   4.86% 15.82% 25.84% 24.40%   15.23%
Lipper Balanced Fund Index..............   3.05%  7.25%  9.20% 11.87%   11.57%

The Balanced Fund's portfolio manager provided this analysis of the Balanced Fund's recent performance: While the Balanced Fund's returns were positive for the six month period ended January 31, 2001, there are signs of an economic slowdown. In October and November, the Balanced Fund suffered from the general decline in the stock prices of companies traded on the Nasdaq Stock Market. A short-lived stabilization achieved in December and early January was followed by a renewed decline as the slowdown continued to drag down financial markets for the first quarter of 2001. It is possible that this is a temporary economic condition, as companies sell off accumulated inventory before manufacturing resumes. Under such circumstances, interest rates tend to decline, which potentially could bode well for the future for both bonds and stocks. The ongoing energy crisis in California and the assorted agricultural scares in Europe may heighten investor interest in the Balanced Fund's alternative energy and healthy living holdings, respectively. Based on an analysis of the market and the economy, the strategy for the Balanced Fund is to remain invested in green and clean companies.
The current volatility of the markets present an opportunity to remind investors in the Balanced Fund of the risks of investing. Like other funds heavily invested in stocks, the Balanced Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. Furthermore, the Balanced Fund's investments may be more focused in small companies which involves greater risk than investing in the stocks of larger, more established companies. Finally, the bond portion of the Fund's investments is weighted toward high yield, below investment grade bonds which also involves greater risk than investing in more highly rated bonds.

The Green Century Equity Fund invests primarily in a portfolio of 400 companies that comprise the Domini 400 Social Index, a broadly diversified portfolio that excludes companies with the worst environmental and social records. As of January 31, 2001, 99.9% of the net assets of the Equity Fund were invested in the stocks of the 400 companies.
The Green Century Equity Fund's six-month, one-year and average annual total returns for the periods ended December 31, 2000, as compared to the returns for the S&P 500(R) Index, are:*

                                                                          SINCE
                                          SIX     ONE    THREE  FIVE    INCEPTION
                                         MONTHS   YEAR   YEARS  YEARS  (6/3/91)/4/
                                         ------  ------  -----  -----  -----------
Green Century Equity Fund............... -12.95% -15.52% 10.89% 17.53%    14.97%
S&P 500(R) Index........................  -8.72%  -9.10% 12.26% 18.33%    16.07%


       For the periods ended January 31,
        2001:
Green Century Equity Fund...............  -7.33%  -6.73% 11.74% 17.85%    15.34%
S&P 500(R) Index........................  -3.98%  -0.90% 13.15% 18.36%    16.34%

Compared to the unscreened S&P 500(R) Index, the Green Century Equity Fund under-performed in 2000. Relative to the S&P 500(R) Index, the Equity Fund's slight overexposure to electronic technology companies contributed to its comparative underperformance. The Equity Fund's heavier concentration in two poorly performing companies, Cisco Systems, Inc. and Intel Corporation, had a negative impact on its return for the period as well./5/ The Equity Fund's relative underexposure to industries which did well over this period, such as energy minerals, also detracted from its overall comparative return. More favorably, many industries posted solid, positive returns for the six months ended January 31, 2001. For example, a considerable number of financial stocks held fared quite well over this six-month period. The strong showing of companies such as Suntrust Banks, Fannie Mae and Freddie Mac lifted the total return of the Fund./6/
As shareholders have experienced during the past six months, an investment in the Equity Fund also carries the risk of investing in the stock market. As with other equity funds, the share price of the Equity Fund will fluctuate and may fall if the market as a whole declines or the value of the companies in which it invests falls. The large companies in which the Fund's portfolio is invested may perform worse than the stock market as a whole.

Shareholder Advocacy, the use of one's right as a shareholder to influence a company's policies, is fundamental to the Funds' mission and our effort to promote corporate environmental responsibility. At times, one or both of the Green Century Funds will hold shares in a company which does not meet our environmental standards for the express purpose of enabling the Funds to advocate for changes in irresponsible corporate behavior. Consistent with our interest in promoting the growth of the alternative energy sector, the Green Century Funds are currently working with our non-profit founders, the Public Interest Research Groups (PIRGs), on a national campaign to protect the Arctic National Wildlife Refuge from oil drilling. Oil drilling in this region would pose a serious threat to caribou, polar bear, muskoxen, and a variety of birds that live in the area. Drilling would also endanger the lifestyle of the indigenous people of the area, the Gwich'in, who rely on the caribou herds. The Green Century Balanced Fund has worked with the PIRGs and other concerned investors in an effort to file a shareholder resolution with BP Amoco/7/ designed to discourage the company's plans to drill in the Refuge.
Thank you for your investment in the Green Century Funds and your commitment to environmentally responsible investing.

Respectfully,

The Green Century Funds

/1/The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
/2/As of January 31, 2001, AstroPower comprised 2.18% of the net assets of the Green Century Balanced Fund. The holdings of the Balanced Fund may change due to ongoing management of the Fund. References to specific investments should not be construed as a recommendation of the security by the Funds, the advisor or the distributor.
/3/Lipper Analytic Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.
/4/The Green Century Equity Fund, which commenced investment operations in September 1995, invests all of its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/5/As of January 31, 2001, Cisco Systems, Inc. and Intel Corporation comprised 4.01% and 3.78%, respectively, of the net assets of the Index Portfolio. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds or the distributor.
/6/As of January 31, 2001, Suntrust Banks, Fannie Mae and Freddie Mac comprised 0.30%, 1.15% and 0.65%, respectively, of the net assets of the Index Portfolio. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds or the distributor.
/7/As of Jauary 31, 2001, BP Amoco comprised 0.01% of the net assets of the Green Century Balanced Fund. The holdings of the Balanced Fund may change due to ongoing management of the Fund. References to specific investments should not be construed as a recommendation of the security by the Funds, the advisor or the distributor.
This material must be preceded or accompanied by a current prospectus.
Distributor: Sunstone Distribution Services, LLC 3/01

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2001
                                  (unaudited)

                                                            SHARES     VALUE
COMMON STOCKS--72.5%
Technology--21.4%
Alpha Industries, Inc. (b).................................  30,000 $   900,000
AOL-Time Warner, Inc. (b)..................................     300      15,768
ATMI, Inc. (b).............................................     100       2,506
August Technology Corp. (b)................................ 110,000   1,519,375
Intel Corp.................................................     800      29,600
Oak Technology, Inc. (b)................................... 250,000   2,031,250
Project Software & Development, Inc. (b)................... 338,700   5,779,069
Therma-Wave, Inc. (b)......................................  23,500     376,000
Varian Semiconductor Equipment Associates, Inc. (b)........  90,000   2,790,000
Veeco Instruments, Inc. (b)................................  45,000   2,552,346
Wave Systems Corp., Class A (b)............................ 223,600   2,082,275
                                                                    -----------
                                                                     18,078,189
                                                                    -----------
Healthcare--19.2%
ChromaVision Medical Systems, Inc. (b).....................  25,600     112,000
Emisphere Technologies, Inc. (b)........................... 100,000   2,612,500
Immunomedics, Inc. (b).....................................  75,000   1,237,500
NeoRx Corp. (b)............................................ 169,300   1,788,231
NPS Pharmaceuticals, Inc. (b)..............................  87,200   3,526,150
OSI Pharmaceuticals, Inc. (b)..............................  45,000   2,880,702
Physiometrix, Inc. (b).....................................  55,000     780,313
Surmodics, Inc. (b)........................................  75,000   2,100,000
XOMA Ltd. (b).............................................. 100,000   1,218,750
                                                                    -----------
                                                                     16,256,146
                                                                    -----------
Alternative/Renewable Energy--12.1%
AstroPower, Inc. (b).......................................  50,000   1,843,750
FuelCell Energy, Inc. (b)..................................  40,000   2,860,000
NEG Micon A/S (b)(c).......................................  40,000   2,399,751
Vestas Wind Systems A/S (b)(c).............................  40,000   2,434,674
York Research Corp. (b).................................... 400,000     687,520
                                                                    -----------
                                                                     10,225,695
                                                                    -----------
Internet Products & Services--10.9%
CyberSource Corp. (b)...................................... 484,020   2,117,587
DMC Stratx Networks, Inc. (b)..............................  50,000     845,315
Macromedia, Inc. (b).......................................  50,000   1,637,500
Netcentives, Inc. (b)...................................... 675,000   2,615,625
OneSource Information Services, Inc. (b)...................  95,300     869,612
Safeguard Scientifics, Inc. (b)............................ 100,000   1,179,000
                                                                    -----------
                                                                      9,264,639
                                                                    -----------

                                                           SHARES      VALUE
Telecommunications--4.9%
AVT Corp. (b)...........................................    110,000 $   708,125
Corning Inc.............................................     60,000   3,402,600
                                                                    -----------
                                                                      4,110,725
                                                                    -----------
Consumer Durables--1.6%
SLI, Inc................................................    150,000   1,212,000
Trex Company, Inc. (b)..................................      4,000     120,040
                                                                    -----------
                                                                      1,332,040
                                                                    -----------
Healthy Living--1.1%
United Natural Foods, Inc. (b)..........................     47,300     883,919
Whole Foods Market, Inc. (b)............................      1,000      56,875
                                                                    -----------
                                                                        940,794
                                                                    -----------
Financials--0.7%
American International Group, Inc.......................        280      23,806
Eaton Vance Corp........................................     20,000     608,000
                                                                    -----------
                                                                        631,806
                                                                    -----------
Capital Goods--0.5%
Tomra Systems ASA--SP ADR (b)(c)........................     25,000     452,791
                                                                    -----------
Consumer Non-Durables--0.1%
Thermo Trilogy Corp. (b)(d)(e)..........................     12,000      99,000
                                                                    -----------
Energy--0.0%
BP Amoco PLC--SP ADR (c)................................        100       5,150
Phillips Petroleum Co...................................        100       5,863
                                                                    -----------
                                                                         11,013
                                                                    -----------
Total Common Stocks
 (Cost $57,159,491).....................................             61,402,838
                                                                    -----------
CORPORATE BONDS & NOTES--20.6%
                                                         PRINCIPAL
                                                           AMOUNT
Telecommunications--12.9%
Adelphia Communications Corp.
 9.375%, due 11/15/09................................... $1,000,000 $   990,000
Amkor Technologies, Inc.
 9.25%, due 5/1/06......................................  2,000,000   2,025,000
EchoStar DBS Corp.
 9.375%, due 2/1/09.....................................  2,000,000   2,070,000
Level 3 Communications
 9.125%, due 5/1/08.....................................  2,000,000   1,795,000
Nextel Communications
 0%, due 2/15/08 (f)....................................  2,000,000   1,555,000

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 2001
                                  (unaudited)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
CORPORATE BONDS & NOTES--continued
Telecommunications--12.9% (continued)
RCN Corp.
 0%, due 10/15/07 (f).................................... $  300,000    $114,000
RCN Corp.
 0%, due 2/15/08 (f).....................................  1,300,000     442,000
Sprint Spectrum L.P.
 0%, due 8/15/06 (f).....................................    750,000     757,660
Winstar Communications, Inc.
 12.75%, due 4/15/10.....................................  1,500,000   1,192,500
                                                                     -----------
                                                                      10,941,160
                                                                     -----------
Alternative/Renewable Energy--5.1%
AES Corp.
 8.50%, due 11/1/07......................................  1,000,000     985,000
AES Corp.
 9.50%, due 6/1/09.......................................  1,000,000   1,062,500
Calpine Corp.
 9.25%, due 2/1/04.......................................  1,000,000   1,000,009
Calpine Corp.
 8.75%, due 7/15/07......................................    250,000     251,585
Calpine Corp.
 8.625%, due 8/15/10.....................................  1,000,000   1,031,677
                                                                     -----------
                                                                       4,330,771
                                                                     -----------
Consumer Goods & Services--2.2%
Frank's Nursery & Crafts
 10.25%, due 3/1/08......................................    200,000      83,000
Kindercare Learning Centers
 9.50%, due 2/15/09......................................  1,000,000     955,000
Nebraska Book Company
 8.75%, due 2/15/08......................................    700,000     605,500
Nebraska Book Company
 0%, due 2/15/09 (f).....................................    300,000     195,000
                                                                     -----------
                                                                       1,838,500
                                                                     -----------
Food & Beverage--0.3%
Homeland Stores, Inc.
 10.00%, due 8/1/03......................................    510,000      84,150
Sparkling Spring Water
 11.50%, due 11/15/07....................................    250,000     166,250
                                                                     -----------
                                                                         250,400
                                                                     -----------
Environmental Services--0.1%
ICF Kaiser International
 0%, due 12/31/03 (g)....................................    200,000      70,000
                                                                     -----------
Total Corporate Bonds and Notes (Cost $18,868,559).......             17,430,831
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
U.S. TREASURY NOTES--1.8%
U.S. Treasury Note
 6.125%, due 12/31/01................................... $  500,000 $   506,149
U.S. Treasury Note
 6.375%, due 1/31/02....................................  1,000,000   1,015,970
                                                                    -----------
Total U.S. Treasury Notes (Cost $1,498,467).............              1,522,119
                                                                    -----------
SHORT-TERM OBLIGATIONS--4.1%
Repurchase Agreements
Salomon Brothers, 4.80%, dated 1/31/01, due 2/1/01,
 proceeds $3,441,406 (collateralized by U.S. Treasury
 securities with maturity at 8/15/22, value $3,511,442)
 (cost $3,440,947)......................................              3,440,947
                                                                    -----------
TOTAL INVESTMENTS (a)--99.0%
 (Cost $80,967,464).....................................             83,796,735
Other Assets Less Liabilities--1.0%.....................                863,381
                                                                    -----------
NET ASSETS--100%........................................            $84,660,116
                                                                    ===========

-------
(a) The cost of investments for federal income tax purposes is $82,453,722, resulting in gross unrealized appreciation and depreciation of $12,718,164 and $11,375,151, respectively, or net unrealized appreciation of $1,343,013.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Management has determined that its fair value at January 31, 2001 is equal to cost.
(f) Step bond. Rate shown is currently in effect at January 31, 2001.
(g) At January 31, 2001, the security is in default. The cost of the security is $188,000, representing 0.22% of net assets.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2001
                                  (unaudited)

ASSETS:
Investments, at value (cost $80,967,464)..........................  $83,796,735
Receivables for:
 Capital stock sold...............................................      727,417
 Interest and dividends...........................................      503,987
                                                                    -----------
 Total assets.....................................................   85,028,139
                                                                    -----------
LIABILITIES:
Payable for securities purchased..................................      206,033
Accrued expenses..................................................      146,404
Payable for capital stock repurchased.............................       15,586
                                                                    -----------
 Total liabilities................................................      368,023
                                                                    -----------
NET ASSETS........................................................  $84,660,116
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital...................................................  $82,524,526
Undistributed net realized loss on investments....................   (1,038,799)
Net unrealized appreciation on investments........................    2,829,271
Accumulated undistributed net investment income...................      345,118
                                                                    -----------
NET ASSETS........................................................  $84,660,116
                                                                    ===========
SHARES OUTSTANDING................................................    4,067,043
                                                                    ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....  $     20.82
                                                                    ===========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2001
                                  (unaudited)

INVESTMENT INCOME:
Interest income....................................................... $1,153,410
Dividend income.......................................................     55,511
Miscellaneous income..................................................      2,185
                                                                       ----------
   Total investment income............................................  1,211,106
                                                                       ----------
EXPENSES (Note 2):
Administrative services fee...........................................    507,464
Investment advisory fee...............................................    281,810
Distribution fee......................................................     93,937
                                                                       ----------
   Total expenses.....................................................    883,211
                                                                       ----------
NET INVESTMENT INCOME.................................................    327,895
                                                                       ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS (Note 1):
Net realized gain on investments......................................     78,650
Change in net unrealized appreciation/depreciation on investments.....   (236,952)
                                                                       ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.......................   (158,302)
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $  169,593
                                                                       ==========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE         FOR THE
                                                 SIX MONTHS ENDED  YEAR ENDED
                                                 JANUARY 31, 2001 JULY 31, 2000
INCREASE IN NET ASSETS:                            (UNAUDITED)      (AUDITED)
From Operations:
 Net investment income..........................   $    327,895   $    168,108
 Net realized gain on investments...............         78,650     12,097,000
 Change in net unrealized
  appreciation/depreciation on investments......       (236,952)     1,608,881
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations....................................        169,593     13,873,989
                                                   ------------   ------------
Dividends and distributions to shareholders
 (Note 1):
 From net investment income.....................            --        (155,784)
 From net realized gains........................    (11,781,696)           --
                                                   ------------   ------------
 Total dividends and distributions..............    (11,781,696)      (155,784)
                                                   ------------   ------------
Capital share transactions (Note 4):
 Proceeds from sales of shares..................     59,899,836     48,461,250
 Reinvestment of dividends and distributions....      9,710,040        125,948
 Payments for shares redeemed...................    (28,419,031)   (22,493,277)
                                                   ------------   ------------
 Net increase in net assets resulting from
  capital stock transactions....................     41,190,845     26,093,921
                                                   ------------   ------------
Total Increase in Net Assets....................     29,578,742     39,812,126
NET ASSETS:
 Beginning of Period............................     55,081,374     15,269,248
                                                   ------------   ------------
 End of Period (including undistributed net
 investment income of $345,118 and $17,602 for
  the six months ended January 31, 2001, and the
  year ended July 31, 2000, respectively.)......   $ 84,660,116   $ 55,081,374
                                                   ============   ============

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                              FOR THE       FOR THE    FOR THE      FOR THE       FOR THE YEARS ENDED
                          SIX MONTHS ENDED YEAR ENDED YEAR ENDED   ONE MONTH            JUNE 30,
                          JANUARY 31, 2001  JULY 31,   JULY 31,      ENDED       ------------------------
                            (UNAUDITED)       2000       1999    JULY 31, 1998    1998     1997     1996
Net Asset Value,
 beginning of period....      $ 23.56       $ 12.21    $ 12.68      $ 13.79      $ 13.53  $ 13.34  $11.03
                              -------       -------    -------      -------      -------  -------  ------
Income from investment
 operations:
 Net investment income..         0.08          0.07       0.11          --          0.02     0.12    0.10
 Net realized and
  unrealized gain (loss)
  on investments........         0.69         11.35       0.40        (1.11)        1.68     1.77    2.31
                              -------       -------    -------      -------      -------  -------  ------
Total increase
 (decrease) from
 investment operations..         0.77         11.42       0.51        (1.11)        1.70     1.89    2.41
                              -------       -------    -------      -------      -------  -------  ------
Less dividends and
 distributions (Note 1):
 Dividends from net
  investment income.....          --          (0.07)     (0.11)         --         (0.09)   (0.10)  (0.10)
 Distributions from net
  realized gains........        (3.51)          --       (0.87)         --         (1.35)   (1.60)    --
                              -------       -------    -------      -------      -------  -------  ------
Total decrease from
 dividends and
 distributions..........        (3.51)        (0.07)     (0.98)         --         (1.44)   (1.70)  (0.10)
                              -------       -------    -------      -------      -------  -------  ------
Net Asset Value, end of
 period.................      $ 20.82       $ 23.56    $ 12.21      $ 12.68      $ 13.79  $ 13.53  $13.34
                              =======       =======    =======      =======      =======  =======  ======
Total return............         4.86%(a)     93.54%      4.93%       (8.05)%(a)   13.13%   15.22%  21.98%
Ratios/Supplemental
 data:
 Net assets, end of
  period (in 000's).....      $84,660       $55,081    $15,269      $15,212      $16,286  $11,022  $8,215
 Ratio of expenses to
  average net assets....         2.35%(b)      2.48%      2.50%        2.50%(b)     2.50%    2.50%   2.50%
 Ratio of net investment
  income to average net
  assets................         0.87%(b)      0.50%      1.00%        0.22%(b)     0.12%    0.94%   0.85%
 Portfolio turnover.....           55%(a)       116%        91%           4%(a)       96%     109%    136%

(a) Not annualized
(b) Annualized
                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2001
                                  (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)...... $38,366,016
Receivable for capital stock sold...................................      64,583
                                                                     -----------
   Total assets.....................................................  38,430,599
                                                                     -----------
LIABILITIES:
Payable for capital stock repurchased...............................      71,613
Accrued expenses (Note 2)...........................................      39,698
                                                                     -----------
   Total liabilities................................................     111,311
                                                                     -----------
NET ASSETS.......................................................... $38,319,288
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $33,279,229
Undistributed net realized gain on investment.......................   1,416,647
Net unrealized appreciation on investment...........................   3,623,412
                                                                     -----------
NET ASSETS.......................................................... $38,319,288
                                                                     ===========
SHARES OUTSTANDING..................................................   1,620,423
                                                                     ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...... $     23.65
                                                                     ===========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2001
                                  (unaudited)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio............................ $   185,104
Expenses from Index Portfolio.....................................     (41,481)
                                                                   -----------
   Net income from Index Portfolio................................     143,623
                                                                   -----------
EXPENSES:
Administrative services fee (Note 2)..............................     254,952
                                                                   -----------
NET INVESTMENT LOSS...............................................    (111,329)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain on investment allocated from Index Portfolio....   1,470,172
Net decrease in net unrealized appreciation of investment
 allocated from Index Portfolio...................................  (4,393,687)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT....................  (2,923,515)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $(3,034,844)
                                                                   ===========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE SIX       FOR THE
                                                   MONTHS ENDED    YEAR ENDED
                                                 JANUARY 31, 2001 JULY 31, 2000
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment loss............................   $  (111,329)    $  (215,266)
 Net realized gain on investment allocated from
  Index Portfolio...............................     1,470,172       1,153,641
 Net increase (decrease) in net unrealized
  appreciation of investment allocated from
  Index Portfolio...............................    (4,393,687)      1,429,087
                                                   -----------     -----------
 Net increase (decrease) in net assets resulting
  from operations...............................    (3,034,844)      2,367,462
                                                   -----------     -----------
Dividends and distributions to shareholders:
 From net realized gains........................    (1,259,745)       (103,620)
                                                   -----------     -----------
 Total dividends and distributions..............    (1,259,745)       (103,620)
                                                   -----------     -----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares..................     4,316,116      15,345,676
 Reinvestment of dividends and distributions....     1,196,184          99,832
 Payments for shares redeemed...................    (3,829,764)     (6,541,849)
                                                   -----------     -----------
 Net increase in net assets resulting from
  capital share transactions....................     1,682,536       8,903,659
                                                   -----------     -----------
Total Increase (Decrease) in Net Assets.........    (2,612,053)     11,167,501
NET ASSETS:
 Beginning of period............................    40,931,341      29,763,840
                                                   -----------     -----------
 End of period..................................   $38,319,288     $40,931,341
                                                   ===========     ===========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                                                                     FOR THE PERIOD
                             FOR THE SIX      FOR THE YEARS ENDED JULY 31,         SEPTEMBER 13, 1995
                             MONTHS ENDED                                           (COMMENCEMENT OF
                           JANUARY 31, 2001                                          OPERATIONS) TO
                             (UNAUDITED)     ------------------------------------    JULY 31, 1996
                                 2000         1999      1998      1997
Net Asset Value,
 beginning of period.....      $ 26.42       $ 24.62   $ 20.44   $ 16.86   $11.04        $10.00
                               -------       -------   -------   -------   ------        ------
Income from investment
 operations:
 Net investment income
  (loss).................        (0.07)        (0.14)    (0.08)    (0.03)    0.02          0.02
 Net realized and
  unrealized gain (loss)
  on investment..........        (1.89)         2.02      4.47      3.62     5.84          1.04
                               -------       -------   -------   -------   ------        ------
 Total increase
  (decrease) from
  investment operations..        (1.96)         1.88      4.39      3.59     5.86          1.06
                               -------       -------   -------   -------   ------        ------
Less dividends and
 distributions:
 Dividends from net
  investment income......          --            --        --        --     (0.03)        (0.02)
 Distributions from net
  realized gains.........        (0.81)        (0.08)    (0.21)    (0.01)   (0.01)          --
                               -------       -------   -------   -------   ------        ------
Total decrease from
 dividends and
 distributions...........        (0.81)        (0.08)    (0.21)    (0.01)   (0.04)        (0.02)
                               -------       -------   -------   -------   ------        ------
Net Asset Value, end of
 period..................      $ 23.65       $ 26.42   $ 24.62   $ 20.44   $16.86        $11.04
                               =======       =======   =======   =======   ======        ======
Total return.............        (7.33)%(a)     7.62%    21.56%    21.32%   53.14%        10.64%(a)
Ratios/Supplemental data:
 Net Assets, end of
  period (in 000's)......      $38,319       $40,931   $29,764   $15,476   $5,275        $  880
 Ratio of expenses to
  average net assets.....         1.50%(b)      1.50%     1.50%     1.50%    1.50%         1.50%(b)
 Ratio of net investment
  income (loss) to
  average net assets.....        (0.56)%(b)    (0.59)%   (0.46)%   (0.26)%   0.07%         0.49%(b)
 Portfolio turnover (c)..            8%(a)         9%        8%        5%       1%          n/a

(a) Not annualized.
(b) Annualized.
(c) Represents portfolio turnover for the Index Portfolio.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Significant Accounting Policies
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.02% at January 31, 2001). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
        Equity Fund Investment Valuation: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B)   Balanced Fund Securities Transactions and Investment
        Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Equity Fund Securities Transactions and Investment Income: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(continued)

  (C) Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Accordingly, at January 31, 2001 for the Balanced Fund, a reclassification was recorded to decrease undistributed net realized loss on investments by $379 and decrease accumulated undistributed net investment income by $379. At January 31, 2001 for the Equity Fund, a reclassification was recorded to decrease paid-in capital by $111,329 and decrease net investment loss by $111,329.
  (D) Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--Transactions With Affiliates
  (A) Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) Subadviser: Winslow Management Company ("Winslow"), a division of Adams, Harkness, & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended January 31, 2001, Green Century accrued fees of $200,396 to Winslow.
  (C) Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, Sunstone Financial Group, Inc. ("Sunstone"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2001, Green Century accrued fees of $46,513 and $34,330 to Sunstone related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(concluded)

  (E) Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to Sunstone Distribution Services, LLC, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2001, the Balanced Fund accrued and paid $93,937 to Sunstone Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3--Investment Transactions
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $66,999,643 and $39,262,057, respectively, for the six months ended January 31, 2001.
  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $5,512,300 and $3,829,764 for the six months ended January 31, 2001.

NOTE 4--Capital Share Transactions
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                 BALANCED FUND                   EQUITY FUND
                         ------------------------------ ------------------------------
                           FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                           MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                         JANUARY 31, 2001 JULY 31, 2000 JANUARY 31, 2001 JULY 31, 2000
Shares sold.............     2,433,363      2,013,731        173,722        584,808
Reinvestment of divi-
dends...................       515,669          5,121         52,281          3,617
Shares redeemed.........    (1,220,096)      (931,730)      (154,832)      (248,006)
                            ----------      ---------       --------       --------
                             1,728,936      1,087,122         71,171        340,419
                            ==========      =========       ========       ========

--------------------------------------------------------------------------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2001
                                  (unaudited)

                                                             SHARES    VALUE

Basic Materials--0.7%
Air Products & Chemicals, Inc. .............................  66,500 $2,511,705
Bemis Company, Inc. ........................................  15,400    508,354
Cabot Corporation...........................................  19,200    619,200
Calgon Carbon Corporation...................................  11,300     72,885
Caraustar Industries, Inc. .................................   7,600     92,150
Ecolab Inc. ................................................  36,800  1,529,040
Fuller (H.B.) Company.......................................   4,100    158,619
IMCO Recycling Inc. ........................................   4,500     20,700
Mead Corporation............................................  29,400    892,290
Minerals Technologies Inc. .................................   5,900    206,972
Nucor Corporation...........................................  23,550    974,970
Praxair, Inc. ..............................................  46,000  2,039,180
Ryerson Tull, Inc. .........................................   7,200     69,336
Sigma-Aldrich Corporation...................................  24,700    978,738
Sonoco Products Company.....................................  28,845    668,627
Stillwater Mining Company (b)...............................  11,200    439,040
Westvaco Corporation........................................  29,200    785,188
Worthington Industries, Inc. ...............................  25,100    240,960
                                                                     ----------
                                                                     12,807,954
                                                                     ----------
Capital Goods--2.4%
American Power Conversion (b)...............................  56,400    923,550
Ault Inc. (b)...............................................   1,300      9,913
Avery Dennison Corporation..................................  32,300  1,751,306
Baldor Electric Company.....................................   9,800    213,836
Brady Corporation...........................................   6,100    226,310
CLARCOR Inc. ...............................................   6,950    162,630
Cooper Industries, Inc. ....................................  27,000  1,212,030
Cross (A.T.) Company (b)....................................   4,400     23,540
Crown Cork & Seal Company, Inc. ............................  36,500    308,425
Cummins Engine Company, Inc. ...............................  12,000    450,240
Deere & Company.............................................  67,400  2,892,808
Dionex Corporation (b)......................................   6,400    217,600
Donaldson Company, Inc. ....................................  13,100    365,490
Emerson Electric Company.................................... 123,800  9,408,800
Fastenal Company (b)........................................  11,000    622,188
Graco Inc. .................................................   5,875    221,899
Granite Construction Incorporated...........................   7,950    235,400
Herman Miller, Inc. ........................................  22,800    652,650
HON Industries Inc. ........................................  17,500    437,500
Hubbell Incorporated........................................  14,360    411,127
Hunt Corporation............................................   3,000     16,800
Hutchinson Technology Incorporated (b)......................   7,200    117,000
Illinois Tool Works Inc. ...................................  87,100  5,705,050

                                                           SHARES      VALUE

Capital Goods--continued
Ionics, Inc. (b).........................................     4,700 $   135,830
Isco, Inc. (b)...........................................     1,600      10,400
Lawson Products, Inc. ...................................     2,800      74,900
Leggett & Platt, Incorporated............................    56,900   1,194,900
Merix Corporation (b)....................................     3,950      62,706
Milacron Inc. ...........................................     9,800     180,222
Millipore Corporation....................................    13,400     743,700
Molex Incorporated.......................................    28,646   1,244,311
Moore Corporation........................................    25,700     131,070
National Service Industries, Inc. .......................    11,900     299,880
New England Business Service, Inc. ......................     3,900      80,535
Nordson Corporation......................................     9,400     274,950
Osmonics Inc. (b)........................................     4,100      32,595
Pitney Bowes Inc. .......................................    74,100   2,591,277
Sanmina Corporation (b)..................................    85,400   4,152,575
Sealed Air Corporation (b)...............................    24,300     773,469
Smith (A.O.) Corporation.................................     4,300      72,670
Solectron Corporation (b)................................   173,600   6,917,960
Spartan Motors, Inc. (b).................................     3,300       8,250
Standard Register Company................................     6,800     122,060
Steelcase Inc. ..........................................     8,900     133,055
Thomas & Betts Corporation...............................    16,800     326,590
Thomas Industries Inc. ..................................     4,400     108,460
Watts Industries.........................................     5,000      73,000
                                                                    -----------
                                                                     46,331,457
                                                                    -----------
Communication Services--7.8%
AT&T Corporation......................................... 1,086,180  26,057,458
BellSouth Corporation....................................   539,700  22,748,355
Citizens Communications Company (b)......................    76,867   1,073,832
SBC Communications Inc. .................................   979,228  47,345,674
Sprint Corporation.......................................   230,200   5,708,960
Telephone and Data Systems, Inc. ........................    15,000   1,582,500
Verizon Communications...................................   780,722  42,900,674
                                                                    -----------
                                                                    147,417,453
                                                                    -----------
Consumer Cyclicals--11.1%
American Greetings Corporation...........................    17,100     214,605
Angelica Corporation.....................................     2,500      23,450
Apogee Enterprises, Inc. ................................     8,000      55,000
AutoZone, Inc. (b).......................................    33,700     877,211
Bandag, Inc. ............................................     2,600     109,148
Banta Corporation........................................     7,150     185,114
Bassett Furniture Industries.............................     3,500      44,188

                                January 31, 2001
                                  (unaudited)

                                                            SHARES     VALUE

Consumer Cyclicals--Continued
Black & Decker Corp. ......................................  23,800 $ 1,065,050
Block (H & R), Inc. .......................................  26,600   1,153,110
Brown Shoe Company, Inc. ..................................   5,300      86,708
Centex Corporation.........................................  17,100     698,364
Champion Enterprises Inc. (b)..............................  13,700      96,585
Charming Shoppes, Inc. (b).................................  29,300     205,100
Cintas Corporation.........................................  48,800   2,278,350
Circuit City Stores, Inc. .................................  59,600   1,126,440
Claire's Stores, Inc. .....................................  14,100     278,616
Cooper Tire and Rubber Company.............................  21,000     275,730
Costco Wholesale Corporation (b)........................... 128,930   5,963,013
Dana Corporation...........................................  42,900     801,372
Delphi Automotive Systems Corporation...................... 162,500   2,398,500
DeVry Inc. (b).............................................  20,200     688,214
Dillard's, Inc. ...........................................  25,500     388,620
Dollar General Corporation.................................  95,551   1,861,333
Donnelly Corporation.......................................   1,700      21,658
Dow Jones & Company........................................  19,300   1,170,545
Enesco Group, Inc. (b).....................................   3,900      19,695
Fedders Corporation........................................   4,700      25,380
Federal-Mogul Corporation..................................  20,500      93,275
Fleetwood Enterprises, Inc. ...............................   9,500     133,095
Gap, Inc. (The)............................................ 245,187   7,993,096
Genuine Parts Company......................................  50,200   1,273,072
Handleman Company (b)......................................   8,200      72,816
Harcourt General...........................................  21,400   1,228,788
Harland (John H.) Company..................................   8,300     128,650
Harman International Industries, Inc. .....................   9,360     330,034
Hartmarx Corporation (b)...................................   8,500      28,900
Hillenbrand Industries, Inc. ..............................  18,100     857,035
Home Depot, Inc. .......................................... 669,797  32,284,215
Houghton Mifflin Company...................................   8,800     371,008
Huffy Corporation (b)......................................   2,900      19,894
IMS Health Inc. ...........................................  85,200   2,148,744
Interface Inc. ............................................  12,800     126,400
KB Home (b)................................................  12,400     396,924
Kmart Corporation (b)...................................... 139,500   1,220,625
Lands' End, Inc. (b).......................................   8,800     261,008
Lee Enterprises, Inc. .....................................   9,600     301,440
Lillian Vernon Corporation.................................   2,600      19,240
Limited, Inc. (The)........................................ 123,500   2,551,510
Liz Claiborne, Inc. .......................................  15,000     738,750
Lowe's Companies, Inc. .................................... 110,400   5,900,880
Mattel, Inc. .............................................. 123,785   1,839,445

                                                           SHARES      VALUE

Consumer Cyclicals--continued
May Department Stores Company............................    86,400 $ 3,365,280
Maytag Corporation.......................................    22,500     787,500
McGraw-Hill Companies....................................    56,000   3,575,600
Media General, Inc. .....................................     6,500     325,130
Men's Wearhouse Inc. (b).................................    11,800     373,824
Meredith Corporation.....................................    11,500     405,950
Modine Manufacturing Company.............................     8,500     218,344
New York Times Company...................................    46,900   2,044,371
Nordstrom, Inc. .........................................    37,700     768,703
Omnicom Group Inc. ......................................    51,000   4,656,300
Oshkosh B'Gosh, Inc. ....................................     2,900      55,825
Penney (J.C.) Company, Inc. .............................    75,900   1,060,323
Pep Boys -- Manny, Moe & Jack............................    15,400      73,920
Phillips-Van Heusen Corporation..........................     7,900     101,989
Pulte Corporation........................................    11,700     403,650
RadioShack Corporation...................................    53,900   2,966,656
Reebok International Ltd. (b)............................    16,600     452,184
Rouse Company............................................    19,900     537,101
Russell Corporation......................................     9,300     177,258
Scholastic Corporation (b)...............................     9,500     431,656
Sears, Roebuck and Co. ..................................    96,200   3,727,750
Service Corporation International (b)....................    78,900     303,765
Sherwin-Williams Company.................................    46,600   1,251,210
Skyline Corporation......................................     2,500      55,775
Snap-On Incorporated.....................................    16,950     500,025
Springs Industries, Inc. ................................     3,100     109,678
SPX Corporation (b)......................................     9,215     924,265
Stanley Works............................................    25,000     858,000
Staples, Inc. (b)........................................   132,600   2,196,188
Stride Rite Corporation..................................    12,100      90,629
Target Corporation.......................................   260,900   9,908,982
Tennant Company..........................................     2,600     112,788
Timberland Company (The) (b).............................     9,200     588,800
TJX Companies, Inc.......................................    81,600   2,529,600
Toro Company.............................................     3,700     138,565
Toys "R' Us, Inc. (b)....................................    59,220   1,563,408
Tribune Company..........................................    88,750   3,577,513
Venator Group, Inc. (b)..................................    40,000     518,000
VF Corporation...........................................    33,000   1,150,380
Wal-Mart Stores, Inc. ................................... 1,292,200  73,396,960
Washington Post Company..................................     2,200   1,289,200
Wellman, Inc. ...........................................     9,200     167,440
Whirlpool Corporation....................................    20,700   1,086,541
                                                                    -----------
                                                                    211,256,969
                                                                    -----------

                                January 31, 2001
                                  (unaudited)

                                                         SHARES      VALUE

Consumer Staples--12.5%
Alberto-Culver Company..................................   9,600 $      372,576
Albertson's, Inc. ...................................... 121,100      3,433,185
Avon Products, Inc. ....................................  68,900      2,914,470
Bergen Brunswig Corporation.............................  39,136        712,275
Bob Evans Farms, Inc. ..................................  10,200        191,888
Campbell Soup Company................................... 121,100      3,984,190
Church & Dwight Co., Inc. ..............................  11,100        277,389
Clorox Company..........................................  68,100      2,298,375
Coca-Cola Company....................................... 717,300     41,603,400
Colgate-Palmolive Company............................... 165,900      9,967,272
Comcast Corporation (b)................................. 252,100     10,793,031
CVS Corporation......................................... 112,700      6,671,840
Darden Restaurants, Inc. ...............................  34,900        754,189
Deluxe Corporation......................................  21,000        440,790
Disney (Walt) Company................................... 602,600     18,349,170
Donnelley (R.R.) & Sons Company.........................  35,400        967,836
Fleming Companies, Inc. ................................  11,500        183,770
General Mills Incorporated..............................  80,900      3,389,710
Gillette Company........................................ 304,200      9,618,804
Great Atlantic & Pacific Tea Company, Inc. .............  11,100        110,889
Heinz (H.J.) Company.................................... 100,200      4,387,758
Hershey Foods Corporation...............................  31,000      1,844,500
Horizon Organic Holding Corporation (b).................   2,900         14,319
Kellogg Company......................................... 116,700      3,057,540
Kelly Services, Inc. ...................................   9,375        230,420
Kimberly-Clark Corporation.............................. 155,464     10,066,294
Kroger Co. (b).......................................... 237,400      5,828,170
Longs Drug Stores Corporation...........................  10,800        264,816
Luby's Inc. (b).........................................   6,500         39,325
McDonald's Corporation.................................. 378,800     11,117,780
Nature's Sunshine Products, Inc. .......................   4,900         34,300
Newell Rubbermaid, Inc. ................................  77,378      2,104,682
Odwalla, Incorporated (b)...............................   3,200         32,800
Oneida Ltd..............................................   4,800         84,384
PepsiAmericas, Inc. (b).................................  39,600        632,808
PepsiCo, Inc. .......................................... 417,200     18,386,004
Procter & Gamble Company................................ 377,000     27,083,680
Quaker Oats Company.....................................  38,000      3,610,000
Radio One, Inc. (b).....................................   6,600        105,600
Ralston Purina Company..................................  89,100      2,776,356
Ruby Tuesday, Inc. .....................................  18,000        275,040
Ryan's Family Steakhouse, Inc. (b)......................   9,300         86,025
Smucker (J.M.) Company..................................   7,000        172,550
Starbucks Corporation (b)...............................  53,800      2,686,638

                                                         SHARES      VALUE

Consumer Staples--continued
SUPERVALU Inc...........................................  38,400 $      514,560
Sysco Corporation....................................... 192,500      5,182,100
Tootsie Roll Industries, Inc. ..........................  14,269        723,438
Tupperware Corporation..................................  16,700        351,702
Univision Communications, Inc. (b)......................  39,200      1,671,096
Viacom, Inc. (b)........................................  39,900      2,234,001
Walgreen Company........................................ 291,800     11,946,292
Wendy's International, Inc..............................  32,900        788,942
Whole Foods Market, Inc. (b)............................   7,500        426,563
Wild Oats Markets, Inc. (b).............................   6,750         47,670
Wrigley (Wm.) Jr. Company...............................  26,600      2,324,840
                                                                 --------------
                                                                    238,168,042
                                                                 --------------

Energy--0.8%
Anadarko Petroleum Corporation..........................  71,685      4,078,877
Apache Corporation......................................  35,400      2,039,040
Devon Energy Corporation................................  37,214      2,039,327
EOG Resources, Inc. ....................................  34,000      1,487,160
Helmerich & Payne, Inc. ................................  14,400        688,464
Kinder Morgan, Inc. ....................................  33,200      1,804,420
Mitchell Energy & Development Corp. ....................  14,400        720,000
Rowan Companies, Inc. (b)...............................  27,400        748,020
Sunoco, Inc. ...........................................  24,700        790,400
                                                                 --------------
                                                                     14,395,708
                                                                 --------------
Financials--19.6%
AFLAC Inc. .............................................  76,500      4,511,970
American Express Company................................ 384,500     18,109,950
American General Corporation............................  72,562      5,521,968
American International Group, Inc. ..................... 669,418     56,913,919
AmSouth Bancorporation.................................. 108,900      1,887,237
Aon Corporation.........................................  74,300      2,611,645
Bank One Corporation.................................... 333,985     13,092,212
Capital One Financial Corporation.......................  57,100      3,598,442
Charter One Financial, Inc. ............................  60,300      1,702,872
Chittenden Corporation..................................   7,661        222,629
Chubb Corporation.......................................  50,700      3,650,400
CIGNA Corporation.......................................  44,300      4,923,945
Cincinnati Financial Corporation........................  46,685      1,660,235
Comerica Incorporated...................................  45,400      2,737,620
Dime Bancorp............................................  35,300        977,457
Edwards (A.G.), Inc. ...................................  23,687      1,114,710
Fannie Mae.............................................. 294,800     21,868,264
Fifth Third Bancorp..................................... 134,237      7,953,542

                                January 31, 2001
                                  (unaudited)

                                                         SHARES      VALUE

Financials--continued
First Tennessee National Corporation....................  37,600 $    1,212,600
Firstar Corporation..................................... 274,200      6,471,120
FirstFed Financial Corp. (b)............................   5,000        155,750
Franklin Resources, Inc. ...............................  70,000      3,273,200
Freddie Mac............................................. 201,300     12,279,300
Golden West Financial...................................  45,800      2,452,132
Hartford Financial Services Group (The).................  65,000      3,997,500
Household International, Inc. .......................... 135,946      7,814,176
Jefferson-Pilot Corporation.............................  29,950      1,979,695
KeyCorp................................................. 123,500      3,292,510
Lincoln National Corp. .................................  55,600      2,493,660
Marsh & McLennan Companies, Inc. .......................  78,350      8,473,553
MBIA Inc. ..............................................  28,500      2,042,880
MBNA Corporation........................................ 246,050      8,904,550
Mellon Financial Corporation............................ 140,800      6,561,280
Merrill Lynch & Co., Inc. .............................. 232,800     16,878,000
MGIC Investment Corporation.............................  30,800      1,770,692
Morgan (J.P.) Chase & Co. (b)........................... 548,460     30,159,815
National City Corporation............................... 175,400      4,955,050
Northern Trust Corporation..............................  63,900      4,920,300
PNC Financial Services Group............................  83,600      6,188,072
Progressive Corporation (The)...........................  21,300      2,001,135
Providian Financial Corporation.........................  82,400      4,808,040
SAFECO Corporation......................................  37,000        925,000
Schwab (Charles) Corporation............................ 399,700     10,556,077
St. Paul Companies, Inc. ...............................  62,764      3,013,927
Stilwell Financial, Inc. ...............................  64,500      2,803,170
SunTrust Banks, Inc. ...................................  86,000      5,753,400
Synovus Financial Corp. ................................  82,450      2,281,392
Torchmark Corporation...................................  36,900      1,280,061
U.S. Bancorp............................................ 216,900      6,409,395
UnumProvident Corporation...............................  69,800      2,039,556
USA Education, Inc. ....................................  45,000      2,827,350
Value Line, Inc. .......................................   2,900        105,397
Wachovia Corporation....................................  59,000      4,009,050
Washington Mutual Inc. ................................. 155,602      7,507,797
Wells Fargo & Company................................... 494,300     25,461,392
Wesco Financial Corporation.............................   2,000        570,500
                                                                 --------------
                                                                    371,687,491
                                                                 --------------

                                                        SHARES       VALUE

Healthcare--10.5%
Allergan, Inc.........................................    37,300 $    3,049,275
ALZA Corporation (b)..................................    68,000      2,815,200
Amgen Inc. (b)........................................   297,200     20,896,875
Applera Corp.-Applied Biosystems Group................    60,400      5,073,600
Baxter International, Inc.............................    84,300      7,408,284
Becton Dickinson and Company..........................    73,500      2,526,930
Biomet, Inc. (b)......................................    51,600      1,738,275
Boston Scientific Corporation (b).....................   117,900      1,976,004
Forest Laboratories,
 Inc. (b).............................................    50,600      3,388,176
Guidant Corp. (b).....................................    88,400      4,375,800
Humana, Inc. (b)......................................    48,700        581,965
Johnson & Johnson.....................................   402,100     37,447,573
Manor Care, Inc. (b)..................................    29,700        571,725
McKesson HBOC Inc. ...................................    82,420      2,692,661
MedImmune, Inc. (b)...................................    60,900      2,420,775
Medtronic, Inc. ......................................   346,800     18,727,200
Merck & Co., Inc. ....................................   667,100     54,822,278
Mylan Laboratories, Inc...............................    36,200        845,270
Oxford Health Plans, Inc. (b).........................    25,000        779,688
Quintiles Transnational Corp. (b).....................    33,400        734,800
Schering-Plough Corporation...........................   422,700     21,304,080
St. Jude Medical  Inc. (b)............................    24,400      1,488,400
Stryker Corporation...................................    56,600      2,558,320
Watson Pharmaceuticals (b)............................    29,800      1,551,388
                                                                 --------------
                                                                    199,774,542
                                                                 --------------
Technology--31.4%
3Com Corporation (b)..................................   101,600      1,092,200
Adaptec Inc. (b)......................................    28,800        421,200
ADC Telecommunications, Inc. (b)......................   204,300      2,975,119
Advanced Micro Devices, Inc. (b)......................    90,900      2,236,140
Advent Software, Inc. (b).............................     8,700        480,131
Analog Devices, Inc. (b)..............................   103,100      6,454,060
Andrew Corporation (b)................................    23,500        465,594
AOL Time Warner, Inc. (b)............................. 1,199,000     63,019,440
Apple Computer, Inc. (b)..............................    94,300      2,039,238
Applied Materials, Inc. (b)...........................   234,300     11,788,219
Arrow Electronics, Inc. (b)...........................    28,500        897,465
AstroPower, Inc. (b)..................................     3,300        121,688
Autodesk, Inc. .......................................    16,800        619,500

                                January 31, 2001
                                  (unaudited)

                                                        SHARES       VALUE

Technology--continued
Automatic Data Processing, Inc. ......................   182,374 $   10,916,908
Avnet, Inc. ..........................................    26,800        736,732
BMC Software Inc. (b).................................    71,200      2,069,250
Borland Software Corporation (b)......................    17,800        171,325
Ceridian Corp. (b)....................................    42,100        777,166
Cisco Systems, Inc. (b)............................... 2,032,200     76,080,488
Compaq Computer Corporation...........................   491,088     11,643,696
Computer Associates International, Inc. ..............   171,000      6,157,710
Compuware Corporation (b).............................   105,900      1,317,131
CPI Corp. ............................................     2,300         44,965
Dell Computer Corp. (b)...............................   756,600     19,766,175
EMC Corporation (b)...................................   630,700     47,926,893
Gerber Scientific Inc. ...............................     6,400         61,568
Grainger (W.W.), Inc..................................    27,300      1,075,074
Hewlett-Packard Company...............................   571,900     21,011,606
Ikon Office Solutions.................................    42,600        171,678
Intel Corporation..................................... 1,937,800     71,698,600
Lexmark International Group Inc. (b)..................    37,500      2,156,250
LSI Logic Corp. (b)...................................    90,000      2,231,100
Lucent Technologies, Inc..............................   965,400     17,956,440
Micron Technology, Inc. (b)...........................   163,900      7,501,703
Microsoft Corporation (b)............................. 1,522,600     92,973,763
National Semiconductor Corporation (b)................    51,800      1,486,660
Novell Inc. (b).......................................    95,200        821,100
Palm, Inc. (b)........................................   162,887      4,418,310
Paychex, Inc. ........................................   107,000      4,828,375
PeopleSoft, Inc. (b)..................................    81,100      3,325,100
Polaroid Corporation..................................    13,100         91,045
QRS Corporation (b)...................................     4,300         52,406
Qualcomm Inc. (b).....................................   216,400     18,191,125
Sapient Corporation (b)...............................    35,200        594,000
Scientific-Atlanta, Inc. .............................    46,700      2,802,000
Sun Microsystems, Inc. (b)............................   925,800     28,294,763
Symantec Corporation (b)..............................    21,900      1,125,110
Tektronix, Inc. (b)...................................    27,400      1,054,900
Tellabs, Inc. (b).....................................   118,400      7,673,800
Texas Instruments, Inc. ..............................   500,700     21,930,660
Xerox Corporation.....................................   193,300      1,579,261
Xilinx, Inc. (b)......................................    95,000      5,130,000
Yahoo! Inc. (b).......................................   158,500      5,914,031
                                                                 --------------
                                                                    596,368,861
                                                                 --------------

                                                         SHARES      VALUE

Transportation--0.8%
Airborne Freight Corporation (b)........................  13,900 $      189,179
Alaska Air Group, Inc. (b)..............................   7,700        249,018
AMR Corporation (b).....................................  43,700      1,708,233
Consolidated Freightways Corporation (b)................   6,200         35,650
Delta Air Lines, Inc....................................  35,700      1,685,754
FedEx Corporation (b)...................................  82,100      3,725,698
GATX Corporation........................................  13,800        636,318
Kansas City Southern Industries, Inc. (b)...............  16,800        212,184
Norfolk Southern Corporation............................ 111,300      1,817,529
Roadway Express, Inc. ..................................   5,600        132,300
Ryder System, Inc. .....................................  17,300        343,405
Southwest Airlines Co. ................................. 144,575      4,529,535
UAL Corporation.........................................  14,900        609,410
Yellow Corporation (b)..................................   6,900        163,012
                                                                 --------------
                                                                     16,037,225
                                                                 --------------
Utilities--2.2%
AGL Resources Inc. .....................................  15,700        321,850
American Water Works, Inc. .............................  28,600        752,466
Cascade Natural Gas Corporation.........................   3,200         56,640
Cleco Corporation.......................................   6,500        304,135
El Paso Energy Corporation (b).......................... 143,900      9,051,310
Energen Corporation.....................................   8,600        251,550
Enron Corp.............................................. 213,600     17,088,000
Equitable Resources, Inc. ..............................   9,500        557,460
IDACORP Inc. ...........................................  10,900        448,971
KeySpan Corporation.....................................  39,000      1,474,200
MCN Energy Group, Inc...................................  26,200        696,920
National Fuel Gas Company...............................  11,400        598,614
NICOR Inc. .............................................  13,300        474,278
NiSource, Inc. .........................................  59,100      1,589,790
Northwest Natural Gas Co. ..............................   7,300        175,273
Northwestern Corp. .....................................   6,700        149,745
OGE Energy Corp. .......................................  22,600        515,732
Peoples Energy Corporation..............................  10,200        374,748
Potomac Electric Power Company..........................  32,300        690,897
Questar Corporation.....................................  23,200        646,120

                     PORTFOLIO OF INVESTMENTS--(Concluded)

                                January 31, 2001
                                  (unaudited)

                                                            SHARES     VALUE

Utilities--continued
Southern Union Company (b).................................  14,600 $   305,140
WGL Holdings...............................................  13,500     375,300
Williams Companies, Inc. .................................. 126,900   4,965,596
                                                                    -----------
                                                                     41,864,735
                                                                    -----------

       SHARES      VALUE

Total
 Investments
 (a) 99.8%.... $1,896,110,437
Other Assets,
 less
 liabilities--
 0.2%.........      2,813,473
               --------------
NET ASSETS--
 100.0%....... $1,898,923,910
               ==============

-------
(a) The aggregate cost for book and federal income tax purposes is $1,719,076,308, the aggregate gross unrealized appreciation is $323,908,153 and the aggregate gross unrealized depreciation is $146,874,021, resulting in net unrealized appreciation of $177,034,132.
(b) Non-income producing security.

Copyright in the Domini 400 Social IndexSM is owned by Kinder, Lydenberg, Domini & Co. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2001
                                  (unaudited)

ASSETS:
Investments at value (Cost $1,719,076,308)...................... $1,896,110,437
Cash............................................................        247,146
Receivable for securities sold..................................      6,042,419
Dividends receivable............................................      1,733,491
                                                                 --------------
   Total assets.................................................  1,904,133,493
                                                                 --------------
LIABILITIES:
Accrued expenses (Note 2).......................................        413,983
Payable for securities purchased................................      4,795,600
                                                                 --------------
   Total liabilities............................................      5,209,583
                                                                 --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........ $1,898,923,910
                                                                 ==============

                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2001
                                  (unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of
 $391)............................................               $   9,122,838

EXPENSES
Management fee (Note 2)........................... $  1,943,626
Custody fees (Note 3).............................      120,072
Professional fees.................................       64,002
Trustee fees......................................       17,339
Miscellaneous.....................................        5,380
                                                   ------------
Total expenses....................................    2,150,419
   Fees paid indirectly (Note 3)..................     (108,198)
                                                   ------------
   Net expenses...................................                   2,042,221
                                                                 -------------

NET INVESTMENT INCOME.............................                   7,080,617
NET REALIZED GAIN ON INVESTMENTS
Proceeds from sales............................... $150,304,183
Cost of securities sold...........................   78,062,242
                                                   ------------
   Net realized gain on investments...............                  72,241,941

NET CHANGES IN UNREALIZED APPRECIATION
 OF INVESTMENTS
Beginning of period............................... $392,252,702
End of period.....................................  177,034,131
                                                   ------------
   Net change in unrealized appreciation..........                (215,218,571)
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................               $(135,896,013)
                                                                 =============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                 MONTHS ENDED    FOR THE YEAR
                                               JANUARY 31, 2001     ENDED
                                                 (UNAUDITED)    JULY 31, 2000
INCREASE (DECREASE) IN NET ASSETS
From Operations:
 Net investment income........................  $    7,080,617  $   11,484,801
 Net realized gain on investments.............      72,241,941      52,347,434
 Net change in unrealized appreciation of in-
  vestments...................................    (215,218,571)     53,329,304
                                                --------------  --------------
 Net Increase in Net Assets Resulting from Op-
  erations....................................   (135,896,013)     117,161,539
                                                --------------  --------------
Transactions in Investors' Beneficial Inter-
 est:
 Additions....................................     268,182,409     774,293,376
 Reductions...................................     206,984,202    (265,237,980)
                                                --------------  --------------
 Net Increase in Net Assets from Transactions
  in Investors' Beneficial Interests..........      61,198,207     509,055,396
                                                --------------  --------------
Total Increase in Net Assets..................     (74,697,806)    626,216,935
NET ASSETS:
 Beginning of period..........................   1,973,621,716   1,347,404,781
                                                --------------  --------------
 End of period................................  $1,898,923,910  $1,973,621,716
                                                ==============  ==============

                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX               FOR THE YEARS ENDED JULY 31,
                           MONTHS ENDED
                         JANUARY 31, 2001  -------------------------------------------------------------------------
                           (UNAUDITED)        2000              1999             1998            1997         1996

Net Assets (000's)......    $1,898,924     $1,973,622        $1,347,405        $642,236        $292,359     $100,401
Ratio of net investment
 income to average net
 assets.................          0.73%          0.70%(1)          0.84%(1)        1.05%(2)        1.34%        1.48%
Ratio of expenses to
 average net assets.....          0.22%(3)       0.24%(1)(3)       0.24%(1)(3)     0.24%(2)(3)     0.29%(3)     0.59%(3)
Portfolio turnover
 rate...................             8%             9%                8%              5%              1%           5%

(1) Reflects a voluntary expense reimbursement and fee waiver of 0.002% and 0.01% by the Manager. Had the Manager not waived its fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the year ended July 31, 2000 would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(2) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(3) Ratio of expenses to average net assets for the years ended July 31, 2000, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.21% for the six months ended January 31, 2001, and 0.21%, 0.20%, 0.20%, 0.25% and
     0.50% for the years ended July 31, 2000, 1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                January 31, 2001
                                  (unaudited)


NOTE 1--Organization and Significant Accounting Policies
  Domini Social Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social IndexSM (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.
  (A) Valuation of Investments: The Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.
  (B) Dividend Income: Dividend income is recorded on the ex-dividend date.
  (C) Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S.
      federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
  (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2--Transactions With Affiliates
  (A) Manager. Domini Social Investments LLC ("DSIL"or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, the Manager receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.
  (B) Submanager. State Street Bank and Trust Company, acting through its division, State Street Global Advisors ("SSgA"), provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Index. Prior to January 1, 2001, these services were provided by Mellon Equity Associates.

NOTE 3--Investment Transactions
  Cost of purchases and proceeds from sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 2001 aggregated $230,128,760 and $150,304,183, respectively.
Custody fees of the Portfolio were reduced by $108,198 which was compensation for uninvested cash left on deposit with the custodian.

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                                   YOUR NOTES

------------------------------------------------------------------------

INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (Balanced Fund)
Winslow Management Company
60 State Street
Boston, MA 02109

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)
State Street Global Advisors
One International Place
Boston, MA 02110

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
Sunstone Financial Group, Inc. (Subadministrator)
Sunstone Distribution Services, LLC (Distributor)
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

------------------------------------------------------------------------
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An investment for your future.

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              Semi-Annual Report
                                                   [LOGO OF GREEN CENTURY FUNDS]
                                                                January 31, 2001


                                                                   Balanced Fund

                                                                     Equity Fund